Quarterly Holdings Report
for
Fidelity Advisor® Focused Emerging Markets Fund
July 31, 2024
FAEM-NPRT3-0924
1.804858.120
Common Stocks - 95.6%
	Shares	Value ($)
Australia - 1.0%
Paladin Energy Ltd. (Australia) (a)	6,477,461	48,332,025
Brazil - 3.1%
Gerdau SA sponsored ADR ADR	22,351,880	72,420,091
Localiza Rent a Car SA rights 8/1/24 (a)	150	307
Petroleo Brasileiro SA - Petrobras sponsored ADR	6,031,878	86,074,899
TOTAL BRAZIL		158,495,297
Canada - 2.7%
Barrick Gold Corp.	7,437,900	137,675,529
Chile - 1.5%
Antofagasta PLC	3,043,000	79,020,959
China - 30.2%
China Life Insurance Co. Ltd. (H Shares)	106,904,000	148,598,455
Haier Smart Home Co. Ltd. (A Shares)	40,953,899	154,802,023
Hansoh Pharmaceutical Group Co. Ltd. (b)	51,704,000	113,032,289
Industrial & Commercial Bank of China Ltd. (H Shares)	193,048,000	107,237,221
Kweichow Moutai Co. Ltd. (A Shares)	291,303	57,345,909
Meituan Class B (a)(b)	10,484,440	145,174,586
New Oriental Education & Technology Group, Inc. (a)(c)	12,881,600	83,378,015
PDD Holdings, Inc. ADR (a)	916,300	118,101,907
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	7,731,800	20,261,873
Shangri-La Asia Ltd.	40,297,969	28,265,341
Shenzhen Inovance Technology Co. Ltd. (A Shares)	15,484,874	100,054,624
Tencent Holdings Ltd.	9,374,100	432,581,477
Tsingtao Brewery Co. Ltd. (H Shares)	6,655,875	42,553,096
TOTAL CHINA		1,551,386,816
Greece - 2.4%
National Bank of Greece SA	13,974,021	122,650,647
Hong Kong - 1.0%
Pacific Basin Shipping Ltd.	168,344,000	50,635,607
Hungary - 1.4%
Richter Gedeon PLC	2,552,688	72,773,173
India - 11.4%
Axis Bank Ltd.	6,159,400	85,783,651
Bharat Heavy Electricals Ltd.	11,215,400	42,227,968
HDFC Bank Ltd.	4,977,796	96,193,311
ICICI Bank Ltd.	6,381,200	93,016,461
JK Cement Ltd.	987,000	52,067,887
Larsen & Toubro Ltd.	1,401,245	63,846,771
Solar Industries India Ltd.	394,242	50,774,882
Tata Consultancy Services Ltd.	1,982,513	103,836,640
TOTAL INDIA		587,747,571
Korea (South) - 13.0%
Hd Hyundai Mipo (a)	826,576	70,903,336
Hyundai Mobis	64,700	10,414,991
Hyundai Motor Co. Ltd.	278,880	50,694,720
Korea Aerospace Industries Ltd.	2,915,360	121,314,596
Samsung Biologics Co. Ltd. (a)(b)	111,960	76,667,577
Samsung Electronics Co. Ltd.	5,543,721	339,554,378
TOTAL KOREA (SOUTH)		669,549,598
Mexico - 3.5%
Grupo Financiero Banorte S.A.B. de CV	4,740,200	35,520,333
Wal-Mart de Mexico SA de CV Series V	44,015,100	146,378,380
TOTAL MEXICO		181,898,713
Peru - 2.4%
Credicorp Ltd. (United States)	723,000	123,372,720
Poland - 2.3%
Powszechna Kasa Oszczednosci Bank SA	8,022,100	119,328,662
Russia - 0.4%
LUKOIL PJSC sponsored ADR (a)(d)	782,000	13,215,800
Sberbank of Russia sponsored ADR (a)(d)	3,242,100	57,709
Yandex NV Series A (a)(d)	798,300	4,821,732
TOTAL RUSSIA		18,095,241
South Africa - 4.8%
FirstRand Ltd.	24,527,400	110,028,199
Impala Platinum Holdings Ltd.	14,408,200	74,017,973
MTN Group Ltd.	14,938,054	64,886,724
TOTAL SOUTH AFRICA		248,932,896
Taiwan - 13.4%
ECLAT Textile Co. Ltd.	5,526,000	90,142,149
HIWIN Technologies Corp.	11,172,660	69,012,353
Taiwan Semiconductor Manufacturing Co. Ltd.	14,734,554	431,704,432
Yageo Corp.	3,980,237	97,485,084
TOTAL TAIWAN		688,344,018
United Arab Emirates - 1.1%
Adnoc Gas PLC	68,879,400	58,509,843
TOTAL COMMON STOCKS (Cost $4,391,206,049)		4,916,749,315

Nonconvertible Preferred Stocks - 1.4%
	Shares	Value ($)
Brazil - 1.4%
Itau Unibanco Holding SA (Cost $58,303,280)	11,932,880	71,477,237

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $140,662,121)	140,633,994	140,662,121

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,590,171,450)	5,128,888,673
NET OTHER ASSETS (LIABILITIES) - 0.3%	15,711,989
NET ASSETS - 100.0%	5,144,600,662

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $334,874,452 or 6.5% of net assets.

(c)	Affiliated company
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	21,497,428	1,316,919,659	1,197,757,028	5,003,707	2,062	-	140,662,121	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	-	161,590,764	161,590,764	87,389	-	-	-	0.0%
Total	21,497,428	1,478,510,423	1,359,347,792	5,091,096	2,062	-	140,662,121

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
New Oriental Education & Technology Group, Inc.	54,602,705	51,219,705	16,680,911	-	1,146,492	(6,909,976)	83,378,015
Total	54,602,705	51,219,705	16,680,911	-	1,146,492	(6,909,976)	83,378,015

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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